Long-term Debt and Other Financing (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
Debt balances at December 31, 2017 and 2016, are presented below:

	2017	2016
Credit Facility	$450.0	$—
7.50% Senior Secured Notes due July 2023 (effective rate of 8.3%)	380.0	380.0
5.00% Exchangeable Senior Notes due November 2019 (effective rate of 10.8%)	150.0	150.0
7.625% Senior Notes due May 2020	—	529.8
7.625% Senior Notes due October 2021	406.2	406.2
8.375% Senior Notes due April 2022	—	279.8
6.375% Senior Notes due October 2025 (effective rate of 7.1%)	280.0	—
7.00% Senior Notes due March 2027	400.0	—
Industrial Revenue Bonds due 2020 through 2028	99.3	99.3
Capital lease for Research and Innovation Center	—	25.2
Unamortized debt discount and issuance costs	(55.4)	(53.7)
Total long-term debt	$2,110.1	$1,816.6

Schedule of Maturities of Long-term Debt	Maturities of long-term debt for the next five years, at December 31, 2017, are presented below:

Year	Debt Maturities
2018	$—
2019	150.0
2020	7.3
2021	406.2
2022	450.0